ACTIVESHARES
®
 ETF TRUST
CBOE (TICKER SYMBOL): CFCV
SUPPLEMENT DATED MAY 6, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”), EACH DATED JANUARY 29, 2021, AS SUPPLEMENTED OF CLEARBRIDGE FOCUS VALUE ETF

On or about July 1, 2021 (the “Effective Date”), ClearBridge Focus Value ETF (the “Fund”) will implement revisions to its name and principal investment strategies to reflect its use of environmental, social and governance (“ESG”) criteria in its security selection process. More detail about these and related changes to the Fund’s Summary Prospectus, Prospectus and SAI are described below.

I.	Fund Name Change
On the Effective Date, the name of the Fund will change from “ClearBridge Focus Value ETF” to “ClearBridge Focus Value ESG ETF.” As a result, on the Effective Date, all references to “ClearBridge Focus Value ETF” in the Fund’s Summary Prospectus, Prospectus and SAI are hereby replaced with “ClearBridge Focus Value ESG ETF.”

II.	Principal Investment Strategies Changes
On the Effective Date, the disclosure under the heading “Principal investment strategies” in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced by the following:
The fund seeks long-term capital appreciation. By employing fundamental research, in an effort to identify securities with attractive risk-adjusted returns (where the potential returns on the investment are favorable relative to the potential risks of the investment), the fund’s portfolio management team constructs the portfolio on a bottom-up
basis. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities, or other exchange-traded investments with similar economic characteristics in which it is permitted to invest, of companies with large market capitalizations and which meet its financial and environmental, social and governance (“ESG”) criteria. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered securities of large capitalization companies for purposes of the fund’s 80% investment policy. The fund may also invest up to 20% of its net assets in equity securities, or other exchange-traded investments with similar economic characteristics in which it is permitted to invest, of companies with lower market capitalizations. While most of the fund’s investments will be in U.S. companies, the fund may also invest in American Depository Receipts (“ADRs”) and U.S.-listed shares of foreign companies. The fund only invests in instruments that trade on a U.S. exchange contemporaneously with the fund’s shares and, for temporary or defensive purposes, in cash and cash equivalents, such as short-term U.S. Treasury securities, government money market funds, and repurchase agreements. Under normal circumstances, the fund invests in a diversified portfolio typically consisting of the securities of 30 to 40 issuers.
Determination of whether a company meets the fund’s ESG standards is based on the subadviser’s proprietary research approach. The subadviser will exercise judgment to determine ESG best practices based on its over thirty-year history managing ESG investment strategies through an established proprietary process. The subadviser utilizes a fundamental, bottom-up
research approach that emphasizes company analysis, management and stock selection.
The ESG evaluation is integrated into a thorough assessment of investment worthiness based on financial criteria as well as ESG considerations including innovative workplace policies, employee benefits and programs; environmental management system strength, eco-efficiency,
and life-cycle analysis; community involvement, strategic philanthropy, and reputation management; and strong corporate governance and independence of the board. The ESG analysis is conducted by the fundamental analyst platform on a sector-specific basis, and a proprietary ESG rating is assigned to each company. The subadviser seeks to invest over the long-term in large-capitalization companies that are considered to be of high quality with sustainable competitive advantages as evidenced by high returns on capital, strong balance sheets, and capable management teams that allocate capital in an efficient manner. The subadviser seeks to invest in leadership companies where the portfolio managers believe the market price underestimates the magnitude of future growth. Leadership may be assessed both quantitatively and qualitatively. The subadviser seeks to select securities of companies that are category leaders with characteristics to sustain that position and grow market share consistently. The subadviser performs rigorous analysis to understand company fundamentals, key competitive dynamics, and industry structure with the belief that the best business models win over time. The subadviser seeks to identify social or economic trends that will have an impact on the economy as a whole to support multi-year investment opportunities, allowing for compounding of earnings and cash flow. The subadviser seeks companies with self-funding business models with significant recurring revenue and businesses with the ability to generate superior free cash flow over time. In addition, the subadviser takes a disciplined approach to valuation and stress tests the sustainability of profitability and growth. The subadviser will also consider emerging companies with promising future prospects that may not yet have demonstrated substantial profitability.
The subadviser will utilize fundamental analysis to identify investment candidates with these attributes, and evaluate industry dynamics, the strength of the business model and management skill. Valuation will be carefully examined using a variety of techniques that depend on the type of company being researched. Methods typically used are discounted cash flow analysis, market implied growth and returns relative to the subadviser’s expectations, multiple comparisons and scenario analysis.
The subadviser will sell a security if the issuer no longer meets its financial or ESG criteria.
It is also the subadviser’s intention to engage and encourage management to improve in certain ESG areas identified by the subadviser through the sector analysts’ lead engagement.
The fund operates in reliance on an exemptive order from the SEC (the “Order”), which limits the types of investments the fund may hold to those listed in the fund’s application for the Order. Under the terms of the Order, the fund is permitted to invest only in exchange-traded funds, exchange-traded notes, exchange listed common stocks, exchange-traded preferred stocks, exchange-traded ADRs, exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metal trusts, exchange-traded currency trusts and exchange-traded futures that trade on a U.S. exchange contemporaneously with the fund’s shares, as well as cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements). The fund’s investment strategies and practices, including those listed above, are subject to these limitations.

III.	Principal Risks Changes
On the Effective Date, the ESG investment strategy risk set forth below is hereby added under the heading “Principal risks” in the Fund’s Summary Prospectus and Prospectus and under the heading “More on the fund’s investment strategies, investments and risks – More on risks of investing in the fund” in the Fund’s Prospectus.
ESG investment strategy risk.
The fund’s ESG investment strategy limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The fund’s ESG investment strategy may result in the fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The fund may also underperform other funds that apply different ESG standards. In addition, the subadviser may be unsuccessful in creating a portfolio composed of companies that exhibit positive ESG characteristics.

IV.	OTHER RELATED DISCLOSURE CHANGES
On the Effective Date, the related disclosure changes set forth below are hereby incorporated into the Fund’s Prospectus and SAI, as applicable.

•
The disclosure below is added as a new section under the heading “More information on the fund’s investment strategies, investments and risks” following the “Investment Objective” section in the Fund’s Prospectus.

Principal Investment Strategies
Under normal circumstances, the fund seeks to meet its investment objective by investing at least 80% of its net assets in equity securities or other exchange-traded investments with similar economic characteristics in which it is permitted to invest, of companies with large market capitalizations and which meet its financial and environmental, social and governance (“ESG”) criteria. The fund may also invest in companies that the subadviser believes are making substantial progress toward becoming a leader in ESG policies.
Determination of a company’s ESG standards is based on the subadviser’s proprietary research approach. The subadviser will exercise judgment to determine ESG best practices based on its over thirty-year history of managing ESG investment strategies through an established proprietary process. The subadviser utilizes a fundamental, bottom-up
research approach that emphasizes company analysis, management and stock selection.
The ESG evaluation is integrated into a thorough assessment of investment worthiness based on financial criteria as well as ESG considerations including innovative workplace policies, employee benefits and programs; environmental management system strength, eco-efficiency
and life-cycle analysis; community involvement, strategic philanthropy and reputation management; and strong corporate governance and independence of the board. The ESG analysis is conducted by the fundamental analyst platform on a sector-specific basis, and a proprietary ESG rating is assigned to each company. The subadviser seeks to invest over the long term in large-capitalization companies that are considered to be of high quality with sustainable competitive advantages as evidenced by high returns on capital, strong balance sheets, and capable management teams that allocate capital in an efficient manner. The subadviser seeks to invest in leadership companies where the portfolio managers believe the market price underestimates the magnitude of future growth. Leadership may be assessed both quantitatively and qualitatively. The subadviser seeks to select securities of companies that are category leaders with characteristics to sustain that position and grow market share consistently. The subadviser performs rigorous analysis to understand company fundamentals, key competitive dynamics and industry structure with the belief that the best business models win over time. The subadviser seeks to identify social or economic trends that will have an impact on the economy as a whole to support multi-year investment opportunities, allowing for compounding of earnings and cash flow. The subadviser seeks companies with self-funding business models with significant recurring revenue and businesses with the ability to generate superior free cash flow over time. In addition, the subadviser takes a disciplined approach to valuation and stress tests the sustainability of profitability and growth. The subadviser will also consider emerging companies with promising future prospects that may not yet have demonstrated substantial profitability.
The subadviser will utilize fundamental analysis to identify investment candidates with these attributes, and evaluate industry dynamics, the strength of the business model and management skill. Valuation will be carefully examined using a variety of techniques that depend on the type of company being researched. Methods typically used are discounted cash flow analysis, market implied growth and returns relative to the subadviser’s expectations, multiple comparisons and scenario analysis.
It is also the subadviser’s intention to engage and encourage management to improve in certain ESG areas identified by the subadviser through the sector analysts’ lead engagements.

ESG characteristics and weightings are determined by sector, but also share common traits such as transparency, management involvement, innovation, long-term view, and willingness to engage investors on sustainability matters. The subadviser may also identify potential investments in companies that have attractive qualities based on proprietary research. The portfolio managers will exercise their judgment in applying the ESG ratings system.
The portfolio managers construct a portfolio of companies along the spectrum of growth rates and valuations, assigning weights accordingly to the team’s highest-conviction ideas, and adjusting position sizes to manage portfolio risk. Individual position weights are limited to
+/-5%
of their active weight, while portfolio weights for the largest sectors of the Russell 1000 Index are collared at
+/-50%.
On average, the fund will hold securities of 30 to 40 issuers. All companies are assigned a proprietary ClearBridge ESG rating (A, AA, AAA). Companies that score a rating of “B” are considered uninvestable. A unique aspect of the investment process is the distribution of stocks across the entire growth spectrum (cyclical, stable, and select), in an effort to provide balanced and diversified exposure while maintaining high active share.
Proxy voting is a vital part of the management role. The portfolio managers are guided by the ClearBridge Proxy Voting Policies and Procedures, which include proxy guidelines for traditional governance, environmental and social proposals. In addition, the portfolio managers generally support shareholder proposals that promote good governance, greater corporate transparency, accountability and ethical practices.
The subadviser will sell a security if the issuer no longer meets its financial or ESG criteria. In addition, the subadviser will seek to replace securities when the company’s risk/reward profile is no longer favorable due to price appreciation or if the company’s investment fundamentals have deteriorated meaningfully relative to original expectations. Securities may also be sold to permit investment in an issuer considered by the subadviser to be a more attractive alternative.

•	The disclosure below is added under the heading “More on the fund’s investments – Selection process” in the Fund’s Prospectus.
The portfolio managers also consider various ESG factors, including but not limited to:

•	Supply chain monitoring and standards

•	Environmental management systems

•	Greenhouse gas emissions targets and achievements

•	Waste minimization and natural resource scarcity policies

•	The regulatory framework to which the company is subject

•	Workplace safety standards

•	Labor relations

•	Community impact

•	Employee training and retention programs

•	Green products and services

•	Continuous improvements in energy efficiency in products and operations

•	Executive compensation, independence and diversity of the board

•	Capital allocation policy

•	The disclosure below is added under the heading “Investment Practices and Risk Factors” in the Fund’s SAI.

Environmental, Social and Governance (“ESG”) Criteria
The ESG evaluation is integrated into a thorough assessment of investment worthiness based on financial criteria as well as ESG considerations including innovative workplace policies, employee benefits and programs; environmental management system strength, eco-efficiency
and life-cycle analysis; community involvement, strategic philanthropy and reputation management; and strong corporate governance and independence of the board. The ESG analysis is conducted by the fundamental analyst platform on a sector-specific basis, and a proprietary ESG rating is assigned to each company.
The ESG factors by sector include, but are not limited to: supply chain monitoring and standards; environmental management systems; greenhouse gas emissions targets and achievements; waste minimization and natural resource scarcity policies; the regulatory framework to which the company is subject; workplace safety standards; labor relations; community impact; employee training and retention programs; green products and services; continuous improvements in energy efficiency in products and operations; executive compensation, independence and diversity of the board; and capital allocation policy. Factor weightings (i.e., allocations to the environmental, social or governance factors) will vary by sector (e.g., higher emphasis on the “environmental” factor for the materials sector, higher emphasis on the “governance” factor for the financial sector, or higher emphasis on “social” for the consumer discretionary sector).
Each sector analyst is responsible for the financial research on the companies under coverage, which is inclusive of the ESG factors that are deemed material and relevant. The analysts are measured on their ESG research contributions in their semi-annual performance reviews, and their ESG research responsibility is an equal-weighted component of analyst incentive compensation.
The shareowner engagement process is an integral part of the sustainability leadership review. The Fund’s portfolio manager and analysts may (1) meet with and engage the management and external stakeholders of an issuer held by the Fund to discuss environmental, social and governance matters and (2) track the progress of the ESG leadership of the issuer through direct engagements. The analysts will establish an initial ESG rating of an issuer held by the Fund and, after engagements each year, will assess that rating based on company improvements (if any) relating to any given ESG issues (e.g., reductions in greenhouse gas emissions, increased use of cleaner raw ingredients based on natural sources, improved corporate reporting on sustainability practices and higher worker safety goals). This process of engagement and assessment is intended to help the Fund, as an equity owner, determine the sustainability “impact” of an issuer.
The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds screened for different ESG standards. In addition, the Fund’s portfolio manager may be unsuccessful in creating a portfolio composed of companies that exhibit positive ESG characteristics. The Subadviser has adopted Proxy Voting Policies and Procedures which include proxy guidelines for traditional governance, environmental and social proposals. Those guidelines appear in Appendix A to this SAI.
The Fund’s investment objective and its fees and expenses will not change as a result of the revisions to the Fund’s principal investment strategies described above.

Please retain this supplement for future reference.
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